Shares in group companies	12 Months Ended
Dec. 31, 2018
Aegon N.V [member]
Statement [LineItems]
Shares in group companies

8 Shares in group companies

	2018	2017
At January 1	23,117	22,219

Capital contributions and acquisitions	97	1,006

Divestments and capital repayments	(23)	(698)

Dividend received	(702)	(120)

Net income/(loss) for the financial year	831	2,511

Revaluations	(1,154)	(1,799)
At December 31	22,168	23,117

For a list of names and locations of the most important group companies, refer to note 52 Group companies of the consolidated financial statements of the Group. The legally required list of participations as set forth in article 379 of Book 2 of the Netherlands Civil Code has been registered with the Commercial Register of The Hague.